SCHEDULE OF ANNUAL RENT (Details) - USD ($)			9 Months Ended	12 Months Ended
	Sep. 20, 2024	Apr. 16, 2021	Sep. 30, 2024	Dec. 31, 2023
Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual Rent		$ 42,000	$ 2,508	$ 2,508
Lease Term One [Member] | September Twenty Two Thousand Twenty Four [Member]
Lessee, Lease, Description [Line Items]
Lease Term Start Date	Sep. 20, 2024
Lease Term One [Member] | September Twenty Two Thousand Twenty Four [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease Term Start Date	Sep. 20, 2024
Lease Term One [Member] | September Thirty Two Thousand Twenty Six [Member]
Lessee, Lease, Description [Line Items]
Lease Term End Date	Sep. 30, 2026
Lease Term One [Member] | September Thirty Two Thousand Twenty Six [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease Term End Date	Sep. 30, 2026
Lease Term One [Member] | September Twenty Two Thousand Twenty Four Through September Thirty Two Thousand Twenty Six[Member]
Lessee, Lease, Description [Line Items]
Annual Rent	$ 7,200.00
Lease Term One [Member] | September Twenty Two Thousand Twenty Four Through September Thirty Two Thousand Twenty Six[Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual Rent	$ 7,200.00
Lease Term Two [Member] | October One Two Thousand Twenty Six [Member]
Lessee, Lease, Description [Line Items]
Lease Term Start Date	Oct. 01, 2026
Lease Term Two [Member] | October One Two Thousand Twenty Six [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease Term Start Date	Oct. 01, 2026
Lease Term Two [Member] | December Thirty One Two Thousand Twenty Seven [Member]
Lessee, Lease, Description [Line Items]
Lease Term End Date	Dec. 31, 2027
Lease Term Two [Member] | December Thirty One Two Thousand Twenty Seven [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease Term End Date	Dec. 31, 2027
Lease Term Two [Member] | October One Two Thousand Twenty Six Through December Thirty One Two Thousand Twenty Seven [Member]
Lessee, Lease, Description [Line Items]
Annual Rent	$ 7,920.00
Lease Term Two [Member] | October One Two Thousand Twenty Six Through December Thirty One Two Thousand Twenty Seven [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual Rent	$ 7,920.00
Lease Term Three [Member] | January One Two Thousand Twenty Eight [Member]
Lessee, Lease, Description [Line Items]
Lease Term Start Date	Jan. 01, 2028
Lease Term Three [Member] | January One Two Thousand Twenty Eight [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease Term Start Date	Jan. 01, 2028
Lease Term Three [Member] | December Thirty One Two Thousand Thirty [Member]
Lessee, Lease, Description [Line Items]
Lease Term End Date	Dec. 31, 2030
Lease Term Three [Member] | December Thirty One Two Thousand Thirty [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease Term End Date	Dec. 31, 2030
Lease Term Three [Member] | January One Two Thousand Twenty Eight Through December Thirty One Two ThousandThirty [Member]
Lessee, Lease, Description [Line Items]
Annual Rent	$ 8,712.00
Lease Term Three [Member] | January One Two Thousand Twenty Eight Through December Thirty One Two ThousandThirty [Member] | Operating Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Annual Rent	$ 8,712.00